Employees' Retirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for Defined benefit plan	¥ 190,067	¥ 184,555
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"	16,131	3,911	27,294
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	1,644
Unrecognized transition obligation expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	125
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	(1,907)
Target allocation ratio for plan assets, life insurance company general accounts	10.50%
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies	515	543
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies, Percentage	0.70%	0.70%
Expected contribution to Defined benefit pension plans	5,140
Employer contributions	5,053	2,680
Percentage of employees covered by NTT CDBP	11.00%	10.80%
Domestic
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets, bonds	41.50%
Target allocation ratio for plan assets, stocks	23.00%
Domestic | NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets, bonds	44.30%
Target allocation ratio for plan assets, stocks	25.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets, bonds	15.00%
Target allocation ratio for plan assets, stocks	10.00%
Foreign | NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets, bonds	10.00%
Target allocation ratio for plan assets, stocks	15.00%
National Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	14,703	14,425	13,627
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for Defined benefit plan	76,553	71,285
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"	10,149	(1,020)	14,152
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	1,024
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	(357)
Target allocation ratio for plan assets, life insurance company general accounts	5.70%
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies	6,974	5,375
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies, Percentage	0.80%	0.60%
Expected contribution to Defined benefit pension plans	¥ 786